COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

        During the normal course of business, the Company becomes involved in various routine legal proceedings including issues pertaining to patent infringement, customer disputes and employee matters. The Company does not believe that the outcome of these matters will have a material adverse effect on its financial condition.

        The Company has entered into non-cancellable operating leases for the rental of office space in various locations which expire between 2012 and 2016. Some of the leases provide for lower payments in the beginning of the term which gradually escalate during the term of the lease. The Company recognizes rent expense on a straight-line basis over the lease term, which gives rise to a deferred rent liability on the balance sheet. The Company also has entered into agreements with third-party hosting facilities, which expire between 2012 and 2015.

        The Company is also obligated under several leases covering computer equipment and software, which the Company has classified as capital leases. In June 2011, the Company signed a lease addendum for additional gross rental office space at its office in Parsippany, New Jersey. In September 2011, the Company signed a lease addendum for additional gross rental office space at its office in Waltham, Massachusetts. All future minimum rental payments for these addendums have been included in the schedule below. Additionally, the Company has entered into several operating leases for various office equipment items, which expire between March 2012 and July 2015.

        As of December 31, 2011, the Company's obligation for future minimum rental payments related to these leases is as follows:

(in thousands)	Operating Leases	Capital Leases
2012	$5,891	$928
2013	5,715	495
2014	5,428	133
2015	3,805	—
2016	1,438	—
thereafter	—	—

Total future minimum lease obligations	$22,277	$1,556

Less: amount representing interest		(113)

Present value of minimum lease obligations		$1,443

        Rent expense, included in general and administrative expense, was approximately $1.6 million, $1.7 million and $3.6 million for the years ended December 31, 2009, 2010 and 2011, respectively.